Parent Company Only	12 Months Ended
Dec. 31, 2024
Parent Company Only [Abstract]
Parent Company Only
(20)	Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Comprehensive Income

(dollars in thousands)	Years ended December 31,
	2024	2023	2022
Income:
Dividends and interest from subsidiaries	$34,244	$34,220	$34,125
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	34,244	34,220	34,125

Expense:
Operating supplies	-	-	-
Professional services	865	972	585
Miscellaneous expense	408	1,371	1,752
Total expense	1,273	2,343	2,337
Income before income taxes and subsidiaries’ undistributed earnings	32,971	31,877	31,788
Income tax benefit	(228)	(530)	(559)
Income before subsidiaries’ undistributed earnings	33,199	32,407	32,347
Equity in undistributed earnings of subsidiaries	15,634	26,239	42,887
Net income	$48,833	$58,646	$75,234
Change in other comprehensive income	9,376	13,957	(39,341)
Comprehensive income	$58,209	$72,603	$35,893

Statements of Condition

(dollars in thousands)	December 31,
	2024	2023
Assets:
Cash in subsidiary bank	$32,083	$28,547
Investments in subsidiaries	649,373	623,658
Securities available for sale	49	48
Other assets	890	869

Total assets	682,395	653,122
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	6,052	7,837
Total liabilities	6,052	7,837
Shareholders’ equity	676,343	645,285

Total liabilities and shareholders’ equity	$682,395	$653,122

Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2024	2023	2022
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$48,833	$58,646	$75,234
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(15,634)	(26,239)	(42,887)
Stock based compensation expense	-	-	-
Net change in other assets and accrued expenses	(1,796)	(1,563)	(440)
Total adjustments	(17,430)	(27,802)	(43,327)

Net cash provided by operating activities	31,403	30,844	31,907

Cash flows from investing activities:
Purchases of securities available for sale	-	-	-

Net cash used in investing activities	-	-	-

Cash flows from financing activities:
Stock based award tax withholding payments	(193)	-	-
Proceeds from exercise of stock options	95	-	429
Dividends paid	(27,395)	(27,376)	(26,978)
Payments to acquire treasury stock	(374)	-	(7,004)
Proceeds from sales of treasury stock	-	-	-
Net cash used in financing activities	(27,867)	(27,376)	(33,553)

Net increase in cash and cash equivalents	3,536	3,468	(1,646)

Cash and cash equivalents at beginning of year	28,547	25,079	26,725

Cash and cash equivalents at end of year	$32,083	$28,547	$25,079